                     Mutual Funds  [PHOTO OF 1040 TAX FORM ON DESK APPEARS HERE]

                     for People

                     Who Pay
EATON VANCE
================     Taxes
    Mutual Funds





Semiannual Report April 30, 1998




[PHOTO OF NYSE FLAG
APPEARS HERE]

                                  EATON VANCE

                                  TAX-MANAGED
                                   EMERGING
                                    GROWTH
                                     FUND



[PHOTO OF 1099 TAX FORM ON
DESK APPEARS HERE]

Eaton Vance Tax-Managed Emerging Growth Fund as of April 30, 1998
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO OF EDWARD E. SMILEY, PORTFOLIO MANAGER APPEARS HERE]

Investment Environment
--------------------------------------------------------------------------------
     The Equity Markets

 .    The U.S. market maintained its momentum through the six months ended April
     30, 1998 as low interest rates and a global flight to quality provided continuing support for investors. The rally was increasingly dominated by large-cap stocks, with the S&P 500 registering a gain of 22.5% during the period./1/

 .    Smaller, emerging companies continued to lag the blue chip indices. The S&P
     600 Index - an unmanaged index of small-cap companies - had a return of 13.2% during the six-month period./1/

 .    The economy remained fairly robust. First quarter gross domestic product rose a stronger-than-expected 4.8%, while inflation remained well under control. Corporate earnings trended generally higher, although some sectors experienced shortfalls.


The Fund
--------------------------------------------------------------------------------
     Performance for the Past Six Months

 .    The Fund's Class A shares had a total return of 14.8% during the six months ended April 30, 1998./2/ This return resulted from an increase in net asset value per share (NAV) to $11.18 on April 30, 1998 from $9.74 on October 31, 1997.

 .    The Fund's Class B shares had a total return of 14.5% during the six months ended April 30, 1998./2/ This return resulted from an increase in NAV to $11.15 from $9.74 on October 31, 1997.

 .    The Fund's Class C shares had a total return of 14.5% during the six months ended April 30, 1998./2/ This return resulted from an increase in NAV to $11.13 from $9.72 on October 31, 1997.

     Recent Strong Performers

 .    Information services companies remained the Fund's largest sector weighting and featured some of the Fund's strongest performers. Abacus Direct Corp., which provides database consumer information for direct marketing companies, rose 53% during the period. Paychex, Inc., which provides computerized payroll and internal accounting services to small and medium-sized companies, rose 42%.

 .    Other strong performers included Documentum, Inc., which rose 79%. The company develops Internet and server-based software that allows companies to share information. In the financial sector, Capital One Financial Corp. rose 105%. First quarter earnings rose 55% due to strong consumer loan business and improved net interest margins.

 .    In keeping with the tax-managed aspect of the Fund, several holdings were sold in cases where earnings failed to meet expectations. Those losses were used to offset realized gains in other securities.

     Some Major Portfolio Holdings

 .    IDX Systems Corp. was the Fund's largest holding at April 30, 1998. The
     Vermont-based company's IDXtend and LastWord systems integrate services for hospitals and medical practices, streamline patient processing, and help reduce costs of health care providers.

 .    In the restaurant sector, Papa John's International, Inc. saw first quarter earnings rise 47%. The 1600-store chain has followed a successful strategy that includes high-quality pizza and rapid expansion. Papa John's plans to open an additional 300 stores in 1998.

 .    J.D. Edwards, Inc. develops Enterprise Resource Planning software that helps integrate functions as diverse as ordering, manufacturing, transportation, and human resources. The company's SCOREx and One-World products have been especially well received, contributing to 154% second quarter earnings growth.

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
================================================================================
Fund Information
as of April 30, 1998

Performance/3/                                      Class A   Class B   Class C
-------------------------------------------------------------------------------
Cumulative Total Returns (at net asset value)
-------------------------------------------------------------------------------
Life of Fund+                                        11.8%     11.5%     11.3%

SEC Cumulative Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
Life of Fund+                                         5.4%      6.5%     10.3%

+Inception Dates - Class A: 9/25/97; Classes B & C: 9/29/97


Ten Largest Holdings/4/
-------------------------------------------------------------------------------
By total net assets
IDX Systems Corp.                          1.4%
MiniMed, Inc.                              1.3
Varco International, Inc.                  1.3
Cambridge Technology Partners, Inc.        1.3
Papa John's International, Inc.            1.3
Louis Dreyfus Natural Gas                  1.2
Central Newspapers, Inc., Class A          1.2
J.D. Edwards, Inc.                         1.2
The Mens Wearhouse, Inc.                   1.2
Harbinger, Corp.                           1.2


/1/ It is not possible to invest directly in an Index./2/ These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for the Fund's Class B and Class C shares. /3/ Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC cumulative total returns for Class A reflect a 5.75% sales charge; for Class B, returns reflect applicable CDSC based on the following schedule: 5%-1st and 2nd years; 4%-3rd year; 3%-4th year; 2%-5th year; 1%- 6th year; for Class C, return reflects one-year 1% CDSC. /4/ Based on market value as of 4/30/98. Ten largest holdings represent 12.6% of the Portfolio's investments. Holdings are subject to change.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Eaton Vance Tax-Managed Emerging Growth Fund as of April 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)


Common Stocks -- 89.9%

Security                                          Shares     Value
--------------------------------------------------------------------------

Advertising -- 1.6%
--------------------------------------------------------------------------
Catalina Marketing Corp.*                         13,400     $   696,800
Outdoor Systems, Inc.*                            14,500         460,375
--------------------------------------------------------------------------
                                                             $ 1,157,175
--------------------------------------------------------------------------

Banks - Regional -- 1.7%
--------------------------------------------------------------------------
Colonial Bancgroup, Inc. (The)                    13,900     $   498,663
Sovereign Bancorp, Inc.                           39,920         753,490
--------------------------------------------------------------------------
                                                             $ 1,252,153
--------------------------------------------------------------------------

Banks and Money Services -- 0.6%
--------------------------------------------------------------------------
Bank United Corp.                                  7,950     $   411,413
--------------------------------------------------------------------------
                                                             $   411,413
--------------------------------------------------------------------------

Broadcasting and Cable -- 2.4%
--------------------------------------------------------------------------
Emmis Broadcasting Corp., Class A*                16,000     $   828,000
Jacor Communications, Inc.*                        9,300         528,938
Sinclair Broadcast Group, Class A*                 7,900         409,813
--------------------------------------------------------------------------
                                                             $ 1,766,751
--------------------------------------------------------------------------

Building Materials -- 0.9%
--------------------------------------------------------------------------
Texas Industries, Inc.                            10,000     $   644,375
--------------------------------------------------------------------------
                                                             $   644,375
--------------------------------------------------------------------------

Business Products and Services -- 3.7%
--------------------------------------------------------------------------
CN Maximus, Inc.*                                 24,100     $   759,150
Gartner Group, Inc., Class A*                     25,000         828,125
Personnel Group of America, Inc.*                 38,800         771,150
United Rentals, Inc.*                             10,300         354,706
--------------------------------------------------------------------------
                                                             $ 2,713,131
--------------------------------------------------------------------------

Business Services - Miscellaneous -- 2.2%
--------------------------------------------------------------------------
Human Genome Sciences, Inc.*                      11,600     $   421,950
On Assignment, Inc.                               21,000         677,250
Sylvan Learning Systems, Inc.*                    10,000         493,750
--------------------------------------------------------------------------
                                                             $ 1,592,950
--------------------------------------------------------------------------

Communications Equipment -- 3.3%
--------------------------------------------------------------------------
Aspect Telecommunication Corp.*                   20,000     $   575,000
Comverse Technology, Inc.*                        16,200         767,475
ECI Telecommunications                             8,700         265,350
Glenayre Technologies, Inc.*                      34,800         545,925
P-COM, Inc.*                                      14,600         287,438
--------------------------------------------------------------------------
                                                             $ 2,441,188
--------------------------------------------------------------------------

Communications Services -- 1.5%
--------------------------------------------------------------------------
Smartalk Teleservices, Inc.*                      20,000     $   397,500
Transition Systems, Inc.*                         30,400         684,000
--------------------------------------------------------------------------
                                                             $ 1,081,500
--------------------------------------------------------------------------

Computer Software -- 2.4%
--------------------------------------------------------------------------
Brio Technology, Inc.*                               900     $     9,900
HNC Software, Inc.*                                8,500         331,500
PeopleSoft, Inc.*                                 12,000         558,000
Saville Systems, PLC ADR*                         11,100         553,613
Visio Corp.*                                       6,500         321,750
--------------------------------------------------------------------------
                                                             $ 1,774,763
--------------------------------------------------------------------------

Consumer Products -- 1.0%
--------------------------------------------------------------------------
Sola International, Inc.*                          9,600     $   408,000
Twinlab Corp.*                                     8,600         337,550
--------------------------------------------------------------------------
                                                             $   745,550
--------------------------------------------------------------------------

Consumer Services -- 0.9%
--------------------------------------------------------------------------
Strayer Education, Inc.                           18,400     $   676,200
--------------------------------------------------------------------------
                                                             $   676,200
--------------------------------------------------------------------------

Drugs -- 4.8%
--------------------------------------------------------------------------
Elan Corp., PLC ADR*                              11,000     $   683,375
Genzyme Corp.*                                    45,100         343,888
Genzyme Corp., Class A*                           18,100         559,969
Parexel International Corp.*                      20,600         690,100
Quintiles Transnational Corp.*                     7,500         371,250
Sepracor, Inc.*                                   12,500         578,125
Vertex Pharmaceuticals, Inc.*                     10,200         317,475
--------------------------------------------------------------------------
                                                             $ 3,544,182
--------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Tax-Managed Emerging Growth Fund as of April 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



Security                                          Shares     Value
--------------------------------------------------------------------------

Electrical Equipment -- 1.4%
--------------------------------------------------------------------------
Level One Communications, Inc.*                   20,900     $   650,513
Micrel, Inc.*                                      9,000         353,250
--------------------------------------------------------------------------
                                                             $ 1,003,763
--------------------------------------------------------------------------

Electronics - Instruments -- 1.3%
--------------------------------------------------------------------------
Broadcom Corp., Class A*                             100     $     4,800
Qlogic Corp.*                                      8,400         373,800
Vitesse Semiconductor Corp.*                      10,100         582,644
--------------------------------------------------------------------------
                                                             $   961,244
--------------------------------------------------------------------------

Electronics - Semiconductors -- 2.0%
--------------------------------------------------------------------------
Altera Corp.*                                     13,800     $   558,900
Dallas Semiconductor Corp.                        15,200         586,150
Linear Technologies Corp.                          4,200         338,100
--------------------------------------------------------------------------
                                                             $ 1,483,150
--------------------------------------------------------------------------

Entertainment -- 0.5%
--------------------------------------------------------------------------
MGM Grand, Inc.*                                  11,200     $   378,000
--------------------------------------------------------------------------
                                                             $   378,000
--------------------------------------------------------------------------

Financial - Miscellaneous -- 0.8%
--------------------------------------------------------------------------
Capital One Financial Corp.                        6,200     $   595,588
--------------------------------------------------------------------------
                                                             $   595,588
--------------------------------------------------------------------------

Health Care Services -- 0.7%
--------------------------------------------------------------------------
NCS Healthcare, Inc., Class A*                    17,000     $   499,375
--------------------------------------------------------------------------
                                                             $   499,375
--------------------------------------------------------------------------

Health Services -- 9.2%
--------------------------------------------------------------------------
American Retirement Corp.*                        32,100     $   694,163
Compdent Corp.*                                   45,000         590,625
Concentra Managed Care, Inc.*                     22,000         684,750
Express Scripts, Inc., Class A*                    7,600         608,000
Health Management Associates, Inc., Class A*      27,450         864,674
MiniMed, Inc.*                                    19,100         954,999
National Surgery Centers, Inc.*                    9,900         280,913
Omnicare, Inc.                                    12,700         434,975
Pediatrix Medical Group, Inc.*                     7,200         303,750
Renal Care Group, Inc.*                           19,000         726,750
Sunrise Assisted Living, Inc.*                    14,500         649,781
--------------------------------------------------------------------------
                                                             $ 6,793,380
--------------------------------------------------------------------------

Information Services -- 22.7%
--------------------------------------------------------------------------------
Abacus Direct Corp.*                              11,000     $   625,625
Acxiom Corp.*                                     35,100         851,175
Affiliated Computer Services, Inc., Class A*      18,200         639,275
Aspect Development, Inc.*                          9,800         620,463
Aspen Technologies, Inc.*                         17,300         845,538
BISYS Group, Inc. (The)*                          19,800         782,100
Cambridge Technology Partners, Inc.*              17,700         924,824
CBT Group, PLC ADR*                               11,600         590,150
CCC Information Services Group*                   22,700         544,800
Citrix Systems, Inc.*                              6,250         388,281
Documentum, Inc.*                                 12,100         651,888
FIserv, Inc.*                                      8,500         555,688
Harbinger, Corp.*                                 23,800         865,724
IDX Systems Corp.*                                23,000       1,001,937
Information Management Resources, Inc.*            6,850         185,806
J.D. Edwards, Inc.*                               25,000         890,624
Legato Systems, Inc.*                             15,800         499,675
Lycos, Inc.*                                       4,200         259,613
Manugistics Group, Inc.                            8,800         528,000
Mobius Management Systems, Inc.*                  21,900         405,150
National Data Corp.                                5,000         204,063
Nova Corp.*                                       21,100         717,400
Paychex, Inc.                                      5,700         309,581
Pegasystems, Inc.*                                12,300         230,625
SunGard Data Systems, Inc.*                       21,500         765,938
Symantec*                                         19,000         551,000
Vantive Corp.*                                    15,300         489,600
Veritas Software Corp.*                           13,000         711,750
Yahoo!, Inc.*                                      1,000         118,938
--------------------------------------------------------------------------
                                                             $16,755,231
--------------------------------------------------------------------------

Insurance -- 1.0%
--------------------------------------------------------------------------
Mercury General Corp.                              6,600     $   427,350
Mutual Risk Management Ltd.                        9,400         318,425
--------------------------------------------------------------------------
                                                             $   745,775
--------------------------------------------------------------------------

Investment Services -- 2.9%
--------------------------------------------------------------------------
Centura Banks, Inc.                               12,000     $   864,000
E*Trade Group, Inc.*                              22,000         548,625
PIMCO Advisors Holdings L.P.                      14,300         445,088
PMI Group, Inc.                                    3,600         292,500
--------------------------------------------------------------------------
                                                             $ 2,150,213
--------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Tax-Managed Emerging Growth Fund as of April 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Security                                          Shares     Value
--------------------------------------------------------------------------

Machinery -- 2.4%
--------------------------------------------------------------------------
Camco International, Inc.                         12,000     $   814,500
Varco International, Inc.*                        30,900         950,174
--------------------------------------------------------------------------
                                                             $ 1,764,674
--------------------------------------------------------------------------

Medical Products -- 1.6%
--------------------------------------------------------------------------
Ocular Sciences, Inc.*                            15,100     $   422,800
Sofamor Danek Group, Inc.*                         9,100         798,525
--------------------------------------------------------------------------
                                                             $ 1,221,325
--------------------------------------------------------------------------

Oil and Gas - Exploration
and Production -- 7.3%
--------------------------------------------------------------------------
Cross Timbers Oil Co.                             43,300     $   828,113
Devon Energy Corp.                                18,800         749,650
Forcenergy, Inc.*                                 30,000         691,875
Louis Dreyfus Natural Gas*                        45,790         918,661
Meridian Resource Corp.*                          81,000         734,063
Newfield Exploration Co.*                         26,900         652,325
Titan Exploration, Inc.*                          50,000         415,625
Vintage Petroleum, Inc.                           21,800         425,100
--------------------------------------------------------------------------
                                                             $ 5,415,412
--------------------------------------------------------------------------

Publishing -- 2.1%
--------------------------------------------------------------------------
Belo (A.H.) Corp.                                 11,700     $   619,369
Central Newspapers, Inc., Class A                 12,400         908,299
--------------------------------------------------------------------------
                                                             $ 1,527,668
--------------------------------------------------------------------------

Retail - Food and Drug -- 2.0%
--------------------------------------------------------------------------
Papa John's International, Inc.*                  22,100     $   922,674
Starbucks Corp.*                                  11,200         539,000
--------------------------------------------------------------------------
                                                             $ 1,461,674
--------------------------------------------------------------------------

Retail - Specialty and Apparel -- 1.9%
--------------------------------------------------------------------------
Bed Bath and Beyond, Inc.*                        10,000     $   492,500
The Mens Wearhouse, Inc.*                         20,800         876,199
--------------------------------------------------------------------------
                                                             $ 1,368,699
--------------------------------------------------------------------------

Semiconductor Equipment -- 1.0%
--------------------------------------------------------------------------
Advanced Energy Industries, Inc.*                 18,000     $   267,750
PRI Automation, Inc.*                             17,600         470,800
--------------------------------------------------------------------------
                                                             $   738,550
--------------------------------------------------------------------------

Software Services -- 0.4%
--------------------------------------------------------------------------
JDA Software Group, Inc.*                           5,950      $   300,847
--------------------------------------------------------------------------
                                                               $   300,847
--------------------------------------------------------------------------

Telephone Utilities -- 0.7%
--------------------------------------------------------------------------
Pacific Gateway Exchange, Inc.*                     9,600      $   547,200
--------------------------------------------------------------------------
                                                               $   547,200
--------------------------------------------------------------------------

Transportation -- 1.0%
--------------------------------------------------------------------------
Comair Holdings, Inc.                              26,100      $   712,856
--------------------------------------------------------------------------
                                                               $   712,856
--------------------------------------------------------------------------

Total Common Stocks
    (identified cost $58,914,598)                              $66,225,955
--------------------------------------------------------------------------

Short-Term Investments  -- 10.1%

                                           Face Amount
Security                                   (000's omitted)     Value
--------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
5.45%, 5/1/98                                      $ 7,398     $ 7,398,000
--------------------------------------------------------------------------

Total Short-Term Investments
    (identified cost $7,398,000)                               $ 7,398,000
--------------------------------------------------------------------------

Total Investments  -- 100.0%
    (identified cost $66,312,598)                              $73,623,955
--------------------------------------------------------------------------

Other Assets, Less Liabilities  -- 0.0%                        $     3,080
--------------------------------------------------------------------------



Net Assets  -- 100.0%                                          $73,627,035
--------------------------------------------------------------------------

*   Non-income producing security.

                       See notes to financial statements

Eaton Vance Tax-Managed Emerging Growth Fund as of April 30, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of April 30, 1998
Assets
-------------------------------------------------------------------------------
Investments at value (Note 1A), (identified cost, $66,312,598)  $73,623,955
Cash                                                                  1,641
Receivable for investments sold                                   1,281,746
Receivable for Fund shares sold                                   2,355,213
Dividends receivable                                                 13,493
Deferred organization expense (Note 1D)                              18,265
-------------------------------------------------------------------------------
Total assets                                                    $77,294,313
-------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------
Payable for investments purchased                               $ 2,675,202
Payable for Fund shares redeemed                                    970,670
Payable to affiliate for shareholder services (Note 6)                  523
Accrued expenses                                                     20,883
-------------------------------------------------------------------------------
Total liabilities                                               $ 3,667,278
-------------------------------------------------------------------------------
Net Assets                                                      $73,627,035
-------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------
Paid-in capital                                                 $67,941,893
Accumulated net realized loss on investments
    (computed on the basis of identified cost)                   (1,410,440)
Accumulated net investment loss                                    (215,775)
Net unrealized appreciation of investments (computed
    on the basis of identified cost)                              7,311,357
-------------------------------------------------------------------------------
Total                                                           $73,627,035
-------------------------------------------------------------------------------

Class A Shares
-------------------------------------------------------------------------------
Net Assets                                                      $20,900,977
Shares Outstanding                                                1,869,075
Net Asset Value and Redemption Price Per Share
    (net assets / shares of beneficial interest outstanding)    $     11.18
Offering Price Per Share (100 / 94.25 of net asset              $     11.86
    value per share)
-------------------------------------------------------------------------------

Class B Shares
-------------------------------------------------------------------------------
Net Assets                                                      $40,501,151
Shares Outstanding                                                3,631,881
Net Asset Value, Offering Price and Redemption Price
    Per Share (Note 7) (net assets / shares of                  $     11.15
    beneficial interest outstanding)
-------------------------------------------------------------------------------

Class C Shares
-------------------------------------------------------------------------------
Net Assets                                                      $12,224,907
Shares Outstanding                                                1,098,542
Net Asset Value, Offering Price and Redemption Price
    Per Share (Note 7) (net assets / shares of                  $     11.13
    beneficial interest outstanding)
-------------------------------------------------------------------------------

Statement of Operations


For the Six Months Ended
April 30, 1998
Investment Income (Note 1G)
-------------------------------------------------------------------------------
Dividends                                                       $    35,949
Interest                                                             89,141
-------------------------------------------------------------------------------
Total investment income                                         $   125,090
-------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------
Investment Adviser fee (Note 3)                                 $   118,479
Compensation of Trustees not members of the
    Investment Adviser's organization (Note 3)                          630
Distribution and service fees (Note 6)
    Class B                                                          80,228
    Class C                                                          29,712
Custodian fee                                                        58,614
Transfer and dividend disbursing agent fees                          24,815
Registration fees                                                    17,043
Printing and postage                                                  3,822
Amortization of organization expenses (Note 1D)                         992
Legal and accounting services                                           335
Miscellaneous                                                        14,344
-------------------------------------------------------------------------------
Total expenses                                                  $   349,014
-------------------------------------------------------------------------------

Net investment loss                                             $  (223,924)
-------------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) on Investments
-------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)             $(1,336,977)
-------------------------------------------------------------------------------
Net realized loss on investment transactions                    $(1,336,977)
-------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                         $ 7,765,100
-------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)            $ 7,765,100
    of investments
-------------------------------------------------------------------------------

Net realized and unrealized gain on investments                 $ 6,428,123
-------------------------------------------------------------------------------

Net increase in net assets from operations                      $ 6,204,199
-------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

                       See notes to financial statements

Eaton Vance Tax-Managed Emerging Growth Fund as of April 30, 1998

FINANCIAL STATEMENTS CONT'D

Statement of Changes in Net Assets


                                    Six Months Ended
Increase (Decrease)                 April 30, 1998    For the Period Ended
in Net Assets                       (Unaudited)       October 31, 1997*
--------------------------------------------------------------------------------
From operations --
    Net investment income (loss)        $   (223,924)        $       8,149
    Net realized loss on
        investment transactions           (1,336,977)              (73,463)
    Net change in unrealized
        appreciation (depreciation)
        of investments                     7,765,100              (453,743)
--------------------------------------------------------------------------------
Net increase (decrease) in net
    assets from operations              $  6,204,199         $    (519,057)
--------------------------------------------------------------------------------
Transactions in shares of
    beneficial interest (Note 5) --
    Proceeds from sale of shares
        Class A                         $ 17,062,040         $   4,869,539
        Class B                           30,245,463             8,974,780
        Class C                           10,191,526             2,116,676
    Cost of shares redeemed
        Class A                           (1,820,351)             (816,967)
        Class B                           (1,844,635)              (36,915)
        Class C                             (999,263)                   --
--------------------------------------------------------------------------------
Net increase in net assets from
    Fund share transactions             $ 52,834,780         $  15,107,113
--------------------------------------------------------------------------------

Net increase in net assets              $ 59,038,979         $  14,588,056
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                  $ 14,588,056         $          --
--------------------------------------------------------------------------------
At end of period                        $ 73,627,035         $  14,588,056
--------------------------------------------------------------------------------

Accumulated undistributed
net investment income
(loss) included in net assets
--------------------------------------------------------------------------------
At end of period                        $   (215,775)        $       8,149
--------------------------------------------------------------------------------
* For the period from the start of business, September 25, 1997, to October 31, 1997.


                       See notes to financial statements

Eaton Vance Tax-Managed Emerging Growth Fund as of April 30, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                 Six Months Ended
                                                                  April 30, 1998                      Period Ended
                                                                    (Unaudited)                      October 31, 1997
                                                         --------------------------------------------------------------------------
                                                          Class A     Class B      Class C    Class A*   Class B**    Class C**
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value --  Beginning of period                  $  9.740     $ 9.740     $  9.720     $10.000    $ 10.000    $ 10.000
-----------------------------------------------------------------------------------------------------------------------------------


Income from operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             $ (0.024)    $(0.043)    $ (0.045)    $ 0.008    $  0.005    $  0.003
Net realized and unrealized gain (loss) on investments      1.464       1.453        1.455      (0.268)     (0.265)     (0.283)
-----------------------------------------------------------------------------------------------------------------------------------
Net income (loss) from operations                        $  1.440     $ 1.410     $  1.410     $(0.260)   $ (0.260)   $ (0.280)
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value -- End of period                         $ 11.180     $11.150     $ 11.130     $ 9.740    $  9.740    $  9.720
-----------------------------------------------------------------------------------------------------------------------------------

Total Return/(1)/                                           14.78%      14.48%       14.51%      (2.60)%     (2.60)%     (2.80)%
-----------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                $ 20,901     $40,501     $ 12,225     $ 3,925    $  8,613    $  2,051
Ratio of expenses to average daily net assets                1.26%+      1.99%+       2.23%+      0.63%+      1.37%+      1.56%+
Ratio of net investment income (loss) to average
  daily net assets                                          (0.61)%+    (1.34)%+     (1.58)%+     1.83%+      1.13%+      0.90%+
Portfolio Turnover                                          38.00%      38.00%       38.00%       7.00%       7.00%       7.00%
-----------------------------------------------------------------------------------------------------------------------------------
Average commission rate (per share)/(2)/                 $ 0.0586     $0.0586     $ 0.0586     $0.0600    $ 0.0600    $ 0.0600
-----------------------------------------------------------------------------------------------------------------------------------

+    Annualized.
* For the period from the start of business, September 25, 1997, to October 31, 1997.
** For the period from the commencement of offerings of Class B and Class C shares, September 29, 1997, to October 31, 1997.
/(1)/Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the ex-date. Total return is not computed on an annualized basis.
/(2)/Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged.

                       See notes to financial statements

Eaton Vance Tax-Managed Emerging Growth Fund as of April 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  Eaton Vance Tax-Managed Emerging Growth Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund, which is a series of Eaton Vance Mutual Funds Trust (the Trust), seeks to provide long-term after-tax returns by investing in a diversified portfolio of equity securities of emerging growth companies. The Declaration of Trust permits the Trustees to issue interests in the Fund. The Fund has three classes of shares. Class A shares are sold at the effective public offering price, which is based on the effective net asset value per share plus the applicable sales charge. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 7). All classes of shares have equal rights to assets and voting privileges. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

  B Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 1997, the Fund, for federal income tax purposes, had a capital loss carryover of $56,332 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2005.

  C Futures Contracts -- Upon the entering of a financial futures contract, the Fund is required to deposit either in cash or securities an amount ("initial margin") equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund ("margin maintenance") each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Fund. The Fund's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Fund positions. Should prices move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

  D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization are being amortized on the straight-line basis over five years.

  E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant

Eaton Vance Tax-Managed Emerging Growth Fund as of April 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


  to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average cash balances the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of operating expenses on the Statement of Operations.

  G Other -- Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

  H Interim Financial Statements -- The interim financial statements relating to April 30, 1998 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
  ------------------------------------------------------------------------------
  It is the present policy of the Fund to make (a) at least one distribution annually (normally in December) of all or substantially all of the net investment income and (b) at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years). Income dividends are declared separately for each class of shares. Shareholders may reinvest all distributions in shares of the Fund without a sales charge at the net asset value per share as of the close of business on the ex-date.

  The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Investment Adviser Fee and Other Transactions with Affiliates
  ------------------------------------------------------------------------------
  The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. EVM receives a monthly advisory fee in the amount of 5/96th of 1% (equal to 0.625% annually) of the average daily net assets of the Fund up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 1998, the fee amounted to $118,479.

  Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Trustees of the Fund who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 1998, no significant amounts have been deferred.

  Certain officers and Trustees of the Fund are officers and directors/trustees of EVM.

4 Federal Income Tax Basis of Investments
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 1998, as computed on a federal income tax basis, are as follows:

  Aggregate cost                                            $ 66,312,598
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                             $  7,797,562

  Gross unrealized depreciation                                 (486,205)
  ------------------------------------------------------------------------------

  Net unrealized appreciation                               $  7,311,357
  ------------------------------------------------------------------------------

Eaton Vance Tax-Managed Emerging Growth Fund  as of April 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


5 Shares of Beneficial Interest
  ------------------------------------------------------------------------------
  The Declaration of the Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


                                   Six Months Ended
                                   April 30, 1998         Period Ended
  Class A                          (Unaudited)            October 31, 1997*
  ------------------------------------------------------------------------------
  Sales                                   1,638,062                483,988
  Redemptions                              (171,881)               (81,094)

  Net increase                            1,466,181                402,894
  ------------------------------------------------------------------------------

  * For the period from the start of business, September 25, 1997, to October 31, 1997.


                                   Six Months Ended
                                   April 30, 1998         Period Ended
  Class B                          (Unaudited)            October 31, 1997**
  ------------------------------------------------------------------------------
  Sales                                   2,921,757                887,994
  Redemptions                              (174,165)                (3,705)
  ------------------------------------------------------------------------------
  Net increase                            2,747,592                884,289
  ------------------------------------------------------------------------------

  ** For the period from the commencement of offering of Class B shares, September 29, 1997, to October 31, 1997.

                                   Six Months Ended
                                   April 30, 1998         Period Ended
  Class C                          (Unaudited)            October 31, 1997***
  ------------------------------------------------------------------------------
  Sales                                     985,097                210,914
  Redemptions                               (97,469)                     -
  ------------------------------------------------------------------------------
  Net increase                              887,628                210,914
  ------------------------------------------------------------------------------

  *** For the period from the commencement of offering of Class C shares, September 29, 1997, to October 31, 1997.

  6 Distribution and Service Fees
  ------------------------------------------------------------------------------
    The Fund has adopted a Service Plan for the Fund's Class A shares (the "Class A Plan") that is designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. The Class A Plan provides that the Fund may make service fee payments for personal services and/or the maintenance of shareholder accounts to the Principal Underwriter, financial service firms ("Authorized Firms") and other persons in amounts not exceeding 0.25% of average daily net assets for Class A shares for any fiscal year. The Trustees have initially implemented the Class A Plan by authorizing Class A to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.25% of the average daily net assets for any fiscal year which is based on the value of Class A shares sold by such persons and remaining outstanding for at least twelve months. The Fund expects to begin accruing for Class A service fees during the quarter ending December 31, 1998.

    The Fund has also adopted distribution plans (Class B and Class C Plan, the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans, which are approved annually, require the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 1/365 of 0.75% of the Fund's Class B and Class C daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges due EVD, of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 7) and daily amounts theretofore paid to EVD by each respective class. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. For the six months ended April 30, 1998, the Fund paid or accrued $80,228 and $22,284, to or payable to EVD, representing 0.75% (annualized) of average daily net assets of Class B and Class C shares, respectively. At April 30, 1998, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $1,596,000 and $633,000 for Class B and Class C shares, respectively.

Eaton Vance Tax-Managed Emerging Growth Fund as of April 30, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


  In addition, Class B and Class C Plans authorize the Fund to make payments of service fees to the Principal Underwriter, Authorized Firms, and other persons in amounts not exceeding 0.25% of their average daily net assets for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Under the Class B Plan, this fee is paid quarterly in arrears based on the value of Class B shares sold by such persons and remaining outstanding for at least twelve months. Class B expects to begin accruing for its service fees during the quarter ending December 31, 1998. Under the Class C Plan, the Principal Underwriter currently expects to pay to an Authorized Firm (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of the Class C shares sold by such Firm and (b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such Firm and remaining outstanding for at least one year. During the first year after a purchase of Class C shares, the Principal Underwriter will retain the service fee as reimbursement for the service fee payment made to Authorized Firms at the time of sale. The Fund paid or accrued service fees to or payable to EVD for the six months ended April 30, 1998 in the amount of $7,428 for Class C. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

7 Contingent Deferred Sales Charge
  ------------------------------------------------------------------------------
  A contingent deferred sales charge (CDSC) may be imposed on certain Class A shares redeemed within 12 months of purchase. A CDSC is imposed on any redemption of Class B shares made within six years of purchase. A CDSC is imposed on any redemption of Class C shares made within one year of purchase. Generally, the CDSC is based on the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). For Class B shares the CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within 12 months of purchase.

  No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Distribution Plans. CDSC received when no Uncovered Distribution Charges exist will be retained by the Fund. EVD received approximately $14,000 and $5,000 of CDSC paid by shareholders of Class B and Class C shares, respectively, during the six months ended April 30, 1998. There was no CDSC paid by shareholders of Class A shares during the six months ended April 30, 1998.

8 Line of Credit
  ------------------------------------------------------------------------------
  The Fund participates with other funds and portfolios managed by EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. The Fund may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each fund or portfolio based on its borrowings at an amount above the banks' Eurodollar rate or federal funds advanced funding rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating funds and portfolios at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 1998.

9 Investment Transactions
  ------------------------------------------------------------------------------
  Purchases and sales of investments, other than short-term obligations, aggregated $60,169,564 and $13,983,241, respectively, for the six months ended April 30, 1998.

Eaton Vance Tax-Managed Emerging Growth Fund as of April 30, 1998

INVESTMENT MANAGEMENT


Eaton Vance Tax-Managed Emerging Growth Fund


Officers

M. Dozier Gardner
President and Trustee

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Robert B. MacIntosh
Vice President

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary



Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking,
Harvard University Graduate School of
Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

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

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

Investment Adviser and Administrator of Eaton Vance
Tax-Managed Emerging Growth Fund
Eaton Vance Management
24 Federal Street
Boston, MA02110


Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617)482-8260


Custodian
Investors Bank & Trust Company
200 Clarendon Street,16th Floor
Boston, MA 02116


Transfer Agent
First Data Investor Services Group
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123







Eaton Vance
Tax-Managed Emerging Growth Fund
24 Federal Street
Boston, MA 02110

--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------